Note 14 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Derivative assets, current	$ 120,675	$ 196,627
Derivative assets, noncurrent	144,523	0
Total derivative assets	265,198	196,627
Derivative liabilities, current	0	1,287,720
Derivative liabilities, noncurrent	0	17,769
Total derivative liabilities	0	1,305,489
Interest Rate Swap [Member]
Derivative assets, current	120,675	196,627
Derivative assets, noncurrent	144,523	0
Derivative liabilities, noncurrent	0	17,769
Freight Forward Agreements [Member]
Derivative liabilities, current	$ 0	$ 1,287,720